As filed with the Securities and Exchange Commission on
August 27, 2010

Investment Company Act File No. 811-22459

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check appropriate box or boxes)

☒           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐           Amendment No. ___

Global Equity Long/Short Master Fund
(Exact Name of Registrant as Specified in Charter)

301 West Barbee Chapel Road
 Chapel Hill, NC 27517
(Address of Principal Executive Offices)

(919) 933-4004
(Registrant's Telephone Number)

Mark B. Vannoy
301 West Barbee Chapel Road
 Chapel Hill, NC 27517
(Name and Address of Agent for Service)

Copies of Communications to:
Bibb L. Strench
Seward & Kissel LLP
1200 G Street, NW
Suite 350
Washington, D.C.  20005

EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, securities issued by the Registrant have not been and are not being registered under the Securities Act of 1933, as amended (“Securities Act”). The Registrant intends that such securities will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act and the regulations thereunder. Investments in the Registrant’s securities may be made only by investors that are “accredited investors” within the meaning of Regulation D under the Securities Act or that the Registrant determines are eligible to invest in accordance with Regulation D under the Securities Act. The Registrant may decline to accept any investment in its discretion. This Registration Statement does not by itself constitute an offer to sell, or the solicitation of an offer to buy, any securities of or other interest in the Registrant.

A-2

GLOBAL EQUITY LONG/SHORT MASTER FUND

CROSS REFERENCE SHEET
PARTS A AND B*

ITEM NUMBER	CAPTION	LOCATION IN PROSPECTUS

1.	Outside Front Cover	Outside Front Cover Page

2.	Cover Pages; Other Offering Information	Inside Front and Outside Back Cover Pages

3.	Fee Table and Synopsis	Summary of Feeder Fund’s Expenses; Fund Expenses

4.	Financial Highlights	Not Applicable

5.	Plan of Distribution	Plan of Distribution

6.	Selling Shareholders	Not Applicable

7.	Use of Proceeds	Use of Proceeds

8.	General Description of the Registrant	Outside Front Cover Page; Investment Objective; Investment Strategies; Additional Investment Policies; General Risks

9.	Management	Management of the Funds; Administration, Accounting and Investor Services Agreements

10.	Capital Stock, Long-Term Debt, and Other Securities	Capital Stock, Long-Term Debt, and Other Securities

11.	Defaults and Arrears on Senior Securities	Not Applicable

12.	Legal Proceedings	Not Applicable

13.	Table of Contents of the Statement of Additional Information	Not Applicable

14.	Cover Page of SAI	Not Applicable

15.	Table of Contents of SAI	Not Applicable

16.	General Information and History	Not Applicable

17.	Investment Objective and Policies	Investment Objective; Investment Strategies; Management of the Funds

18.	Management	Management of the Funds; Codes of Ethics

19.	Control Persons and Principal Holders of Securities	Not Applicable

20.	Investment Advisory and Other Services	Management of the Funds

21.	Brokerage Allocation and Other Practices	Portfolio Transactions and Brokerage

22.	Portfolio Managers	Management of the Funds

23.	Tax Status	Certain Tax Considerations

24.	Financial Statements	Financial Statements

*	All information required to be set forth in Part B: Statement of Additional Information has been included in Part A: Prospectus.

PART C

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference to the Registration Statements on Form N-2 (File Nos. 811-[_______] and 811-[_________]) (the “Feeder Funds’ Registration Statements on Form N-2”) of Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund” and Morgan Creek Global Equity Long/Short Institutional Fund (the “Institutional Fund Feeder” and together with the U.S. Feeder Fund, the “Feeder Funds”)), as filed with the Securities and Exchange Commission (the “SEC”).

ITEM 3.	FEE TABLE.

The following table illustrates the approximate expenses and fees that you will pay if you buy and hold Shares in Global Equity Long/Short Master Fund (“Master Fund”). The information below and specifically the Acquired Fund Fees and Expenses (as described below in footnote 2) are a required disclosure for investment companies that are registered under the 1940 Act. Since the Master Fund is registered under such Act, it is required to provide these disclosures. Unregistered funds that may resemble the Master Fund in that they invest in underlying funds will also incur expenses from the underlying funds in which they invest. However, unlike the Master Fund, these unregistered funds of funds are not required to disclose Acquired Fund Fees and Expense information to investors because they are not registered under the Investment Company Act.

Annual Expenses (as a percentage of average net assets of the Master Fund):

Investment Management Fee	1.00%
Other Expenses (1)	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES
Acquired Fund Fees and Expenses (2)	4.19%
Total Annual Expenses	5.87%

(1)
Because the Master Fund has no prior history, expenses are based on estimated average Master Fund assets of $148,125,000 and include, but are not limited to, administration fees, custodial fees, professional fees, interest expense and other operating expenses.  The Master Fund will pay its organizational costs in full out of the seed capital prior to completion of this offering.  The Master Fund will amortize its offering costs over a 12-month period. Certain administrative and other expenses applicable to feeder funds that invest in the Master Fund, including those of the Feeder Funds, are applied at the feeder fund level rather than at the Master Fund level.

(2)
The "Acquired Fund Fees and Expenses" include the operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g. early withdrawal fees) in which the Master Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses.  Each Portfolio Fund’s expenses will vary.  In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the byproduct of leveraging or hedging activities employed by the Managers in order to seek to enhance or preserve the Portfolio Funds’ returns.  Of the approximately  % representing costs incurred at the underlying Portfolio Fund level, such costs consists of approximately  % in management fees, approximately  % in other expenses (such as trading expenses) and approximately  % in incentive fee allocations.  The Master Fund’s investments will be allocated among many asset classes, including absolute return and private equity, among others.  Portfolio Funds with absolute return objectives may on average employ more leverage than certain other types of Portfolio Funds.  Portfolio Funds that are private equity funds will on average incur higher operating expenses early on in such fund's investment cycle as the investments in this asset class often have a longer term investment horizon, which can result in higher operating expense ratios early in such fund's investment cycle.  In addition, for recently launched Portfolio Funds in which the Master Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as start up costs are being borne over a smaller invested capital base.  The fees and expenses disclosed above are based on historic earnings of the Portfolio Funds, which may (and which are expected to) change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses.  In addition, the Portfolio Funds held by the Master Fund will change, which further impacts the calculation of the Acquired Fund Fees and Expenses.  Generally, fees payable to Managers are estimated to range from 0% to 3% (annualized) of the average net asset value ("NAV") of the Master Fund’s investment in such Portfolio Funds.  In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 0% to 30% of a Portfolio Fund’s net profits. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

Example

The purpose of the table below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled “Summary of Feeder Fund’s Expenses” and “Fund Expenses” in the Feeder Funds’ private prospectuses (“Prospectuses”) included in the Feeder Funds’ Registration Statements on Form N-2. The example is based on the fees and expenses as set forth in the table above, including the Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Master Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the investment advisory fee paid by the Master Fund.

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS
$61.63	$192.13

ITEM 8.	GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund was established as a Delaware statutory trust on August 16, 2010.

Shares in the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under the Securities Act. Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that persons who are both “accredited investors,” as defined in Regulation D under the Securities Act, and “qualified clients,” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Registrant may decline to accept any investment in its discretion. This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Objective,” “Investment Strategies,” “Additional Investment Policies” and “General Risks” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 9.	MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled “Management of the Funds,” “Administration, Accounting and Investor Services Agreements” and “Custodian” in the Prospectus included in the Feeder Funds’ Registration Statements on Form N-2. The following list identifies the specific sections of the Prospectuses under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM 9.1	(a) “Management of the Funds – Trustees and Officers”

ITEM 9.1	(b) “Management of the Funds - The Adviser”

ITEM 9.1	(c) “Management of the Funds – Other Accounts Managed by the Portfolio Managers”

ITEM 9.1	(d) “Administration, Accounting and Investor Services Agreements”

ITEM 9.1	(e) “Custodian”

ITEM 9.1
(f) The Master Fund will bear all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to Morgan Creek Capital Management, LLC (the “Advisor”), the Master Fund’s investment adviser, administration fees to State Street Bank and Trust Company, the Master Fund’s administrator, and accounting, brokerage, custody, transfer, registration, interest, legal, accounting, audit, tax preparation, investment banking, research, indemnification, tax and other operational expenses, finder’s fees, broker-dealer expenses and extraordinary expenses.

ITEM 9.1
(g) Information on the brokerage commissions of the Master Fund is incorporated by reference from the section entitled “Portfolio Transactions and Brokerage” in the Prospectuses included in the Feeder Funds’ Registration Statement on Form N-2.

ITEM 9.2.	NON-RESIDENT MANAGERS

Not applicable.

ITEM 9.3	CONTROL PERSONS

See response to item 19 below. To the extent that any investor is the beneficial owner of more than 25% of the outstanding Shares (by value) of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 10.	CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1.	CAPITAL STOCK

The Master Fund is organized as a Delaware statutory trust. An investor in the Master Fund will be a shareholder (“Shareholder”) in the Master Fund and his or her rights in the Master Fund will be established and governed by the Agreement and Declaration of Trust of the Master Fund, dated as of August 16, 2010 (the “Trust Instrument”). A Shareholder and its advisers should carefully review the Trust Instrument, as each Shareholder will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the Trust Instrument. The description of such provisions is not definitive and is qualified in its entirety by reference to the Trust Instrument. Reference should be made to the complete text of the Trust Instrument.

The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Master Fund. All Shares shall be fully paid and non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

Morgan Creek Capital Management, LLC, a North Carolina limited liability company, serves as the investment adviser of the Master Fund (the “Advisor”). In no event shall any Shareholder, in his or her capacity as such, have any role in the management of the Master Fund’s affairs. The Shareholders shall have power to vote only: (i) for the election of trustees; (ii) with respect to any amendment of the Trust Instrument, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Trust Instrument, applicable law or any registration of the Master Fund with the SEC or any state, or as the Board may consider necessary or desirable. With respect to any matter, the Shareholders shall vote in proportion to their ownership of Shares as of the record date applicable to the consideration of such matter. There shall be no cumulative voting in the election of trustees. The Shareholders may vote in person or by proxy. Unless the Board in its sole discretion determines otherwise, only matters set forth in the notice of a meeting may be voted on by Shareholders at a meeting. From time to time, the Board may seek to obtain voting instructions from Shareholders, in which case the Board will establish such procedures and protocols as it deems to be appropriate under the circumstances.

The Trust Instrument provides that on any matter submitted to a vote of all Shareholders, all Shareholders entitled to vote shall vote together. There normally will be no meetings of Shareholders for the purpose of electing members of the Board except that, in accordance with the 1940 Act: (i) the Master Fund will hold a Shareholders’ meeting for the election of members of the Board at such time as less than a majority of the members of the Board holding office have been elected by Shareholders of the Master Fund; and (ii) if, as a result of filling a vacancy on the Board, less than two-thirds of the members of the Board holding office will have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders.

The Board (or its designated agent) may admit Shareholders to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Trust Instrument or upon the completion and execution, and the acceptance of the same by the Board (or its designated agent), of a subscription agreement in a form established by the Master Fund from time to time. The Board (or its designated agent) has the right to refuse to accept investments in the Master Fund for any or no reason. Shares will be issued only in a transaction or transactions not requiring registration under the Securities Act.

The Master Fund may be dissolved only upon approval of the Trustees of the Master Fund.

Any Shareholder may, in connection with the dissolution and liquidation of such Shareholder, tender to the Master Fund for redemption all of such Shareholder’s Share. In the event of such a tender for redemption, the Master Fund, subject always to the terms of the Trust Instrument and the Master Fund’s ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Master Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments.

No Shareholder (or other person holding a Share or a portion of a Share acquired from a Shareholder) will have the right to require the Master Fund to redeem its Share or any portion thereof. No public market exists for the Shares, and none is expected to develop. Consequently, Shareholders may not be able to liquidate their investment other than as a result of repurchases of Shares by the Master Fund, as described below.

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Shares from Shareholders, including the Feeder Funds, pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Master Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder.

ITEM 10.2.	LONG-TERM DEBT.

Not applicable.

ITEM 10.3.	GENERAL.

Not applicable.

ITEM 10.4.	TAXES.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Certain Tax Considerations” in the Prospectuses included in the Feeder Funds’ Registration Statement on Form N-2.

ITEM 10.5.	OUTSTANDING SECURITIES.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3), as of [_______], 2010
Trust Shares	Unlimited	N/A	$	[_________]

ITEM 10.6.	SECURITIES RATINGS.

Not applicable.

ITEM 11.	DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.	LEGAL PROCEEDINGS.

Not Applicable.

ITEM 13.	TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION (“SAI”).

Not applicable.

ITEM 14.	COVER PAGE OF SAI.

Not applicable.

ITEM 15.	TABLE OF CONTENTS OF SAI.

Not applicable.

ITEM 16.	GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.	INVESTMENT OBJECTIVES AND POLICIES.

Information in response to this item is incorporated by reference from the sections entitled “Investment Objective,” “Investment Strategies” and “Management of the Funds” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 18.	MANAGEMENT.

Information in response to this item is incorporated by reference from the sections entitled “Management of the Funds” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 19.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

As of [_________], 2010, the trustees and officers of the Master Fund collectively owned less than one percent of the Master Fund’s Shares by value. As of [_________], 2010, the following Shareholders owned 5% or more of the Master Fund’s outstanding Shares by value:

Name	Address	Percentage of Ownership
	(1)	[_____]	%

(1)	Same as for Master Fund.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

ITEM 20.	INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management of the Funds,” “Investment Management Fee,” “Fund Expenses,” “Administration, Accounting and Investor Services Agreements” “Custodian” and “Accountants and Legal Counsel” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 21.	PORTFOLIO MANAGERS.

Information about the Master Fund’s portfolio managers is incorporated by reference from the section entitled “Other Accounts Managed by the Portfolio Managers” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 22.	BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Portfolio Transactions and Brokerage” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 23.	TAX STATUS.

Information on the tax status of the Master Fund is incorporated by reference from the section entitled “Certain Tax Considerations” in the Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

ITEM 24.	FINANCIAL STATEMENTS.

Financial highlights information is not available because the Master Fund has not yet commenced operations.

PART C:
OTHER INFORMATION

Global Equity Long/Short Master Fund (the "Fund")

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Financial statements are not available because the Fund has not yet commenced operations.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust of the Fund (filed herewith)
(a)(2)	Certificate of Trust (filed herewith)
(b)	By-Laws (filed herewith)
(c)	Not applicable
(d)	Refer to Exhibit (a)(1)
(e)	Form of Dividend Reinvestment Plan – To be filed by amendment.
(f)	Not applicable
(g)	Form of Investment Management Agreement between the Fund, Morgan Creek Global Equity Long/Short Fund and Morgan Creek Capital Management, LLC – To be filed by amendment.
(h)	Form of Distribution Agreement – To be filed by amendment.
(i)	Not applicable
(j)	Form of Custodian Agreement between the Fund and State Street Bank and Trust Company – To be filed by amendment.
(k)(1)	Form of Administration Agreement between the Fund, Morgan Creek Global Equity Long/Short Fund and State Street Bank and Trust Company – To be filed by amendment.
(k)(2)	Form of Transfer Agency Agreement between the Fund, Morgan Creek Global Equity Long/Short Fund and [_______________] – To be filed by amendment.
(l)	Opinion and Consent of Seward & Kissel LLP – To be filed by amendment.
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm – To be filed by amendment.
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Form of Rule 17j-1 Code of Ethics of the Fund and its investment adviser, Morgan Creek Capital Management, LLC – To be filed by amendment.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

Not Applicable

Item 28. Persons Controlled by or Under Common Control With Registrant

Morgan Creek Global Equity Long/Short Fund and Morgan Creek Opportunity Offshore Fund, Ltd. may be considered to be under common control with Registrant.

Item 29. Number of Holders of Securities

Record holders of shares: 2

Item 30. Indemnification

ARTICLE V of the Registrant's Agreement and Declaration of Trust states as follows:

5.1
No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2	Mandatory Indemnification

5.2(a)
Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

5.2(b)
Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

5.2(c)
The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

5.2(d)
The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be entitled.

5.2(e)
Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3	No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4
No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5
Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Section [__] of the form of Investment Management Agreement between the Fund and Morgan Creek Capital Management, LLC states as follows:

[To be added by amendment]

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Morgan Creek Capital Management LLC, the Registrant's investment adviser ("Advisor"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Advisor in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-65690) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the Registrant's Investment Adviser and Servicing Agent, (3) the Registrant's Custodian, and (4) the Registrant's  Administrator. The address of each is as follows:

1.	Global Equity Long/Short Master Fund 301 West Barbee Chapel Road, Suite 200 Chapel Hill, North Carolina 27517

2.	Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road, Suite 200 Chapel Hill, North Carolina 27517

3.	State Street Bank and Trust Company One Franklin Street Boston, Massachusetts, 02111

4.	State Street Bank and Trust Company One Franklin Street Boston, Massachusetts, 02111

Item 33. Management Services

Not applicable.

Item 34. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill in the State of North Carolina on the 27th day of August, 2010.

GLOBAL EQUITY LONG/SHORT MASTER FUND

By:	/s Mark W. Yusko
Name: Mark W. Yusko
Title: Chairman, President and Trustee

GLOBAL EQUITY LONG/SHORT MASTER FUND

EXHIBIT INDEX

EXHIBIT NUMBER

(a)(1)	Agreement and Declaration of Trust

(a)(2)	Certificate of Trust

(b)	By-Laws